Condensed Consolidated Unaudited Interim Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019 [1]	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 2,757	$ 5,163
Short term deposits	5,060	1,521
Financial asset	2,000
Other current assets	851	1,830
Total current assets	10,668	8,514
Non - current assets
Right of use assets	311
Fixed assets, net	40	37
Total non - current assets	351	37
Intangible assets	6,172	6,172
Total assets	17,191	14,723
Liabilities
Lease liability - short term	194
Accounts payable	861	705
Other payables	1,859	2,055
Derivative liability	2,451	554
Total current liabilities	5,365	3,314
Non - current liabilities
Lease liability	132
Post-employment benefit liabilities	256	405
Total non-current liabilities	388	405
Equity
Share capital, no par value
Share premium	46,945	44,597
Receipts on account of warrants	7,940	7,982
Capital reserve for share-based payments	2,448	1,714
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(46,247)	(43,672)
Equity attributable to owners of the Company	10,988	10,523
Non-controlling interests	450	481
Total equity	11,438	11,004
Total liabilities and equity	$ 17,191	$ 14,723

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.